Note 6 - Investment Securities Available for Sale - Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Due after ten years, amortized cost	$ 2,354
Due after ten years, fair value	2,341
Total, amortized cost	2,354	$ 3,000
Total, fair value	$ 2,341	$ 2,970